Inventories (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Inventory Disclosure [Abstract]
Finished products and merchandise	¥ 280,738	¥ 86,254
Work-in-process	544,411	63,145
Raw materials and supplies	161,595	63,545
Total	986,744	212,944
Inventory write-offs	¥ 9,321	¥ 10,292	¥ 11,621